SEGMENTED DISCLOSURE INFORMATION - Magna (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of major tenant
Trust's total revenue (in percent)	100.00%	100.00%
Magna | Credit risk
Disclosure of major tenant
Trust's total revenue (in percent)	61.00%	75.00%